Related Parties - Sales of Series D Preferred Stock to certain related parties (Details)	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 15, 2011	Nov. 30, 2013
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	166,667
Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		17,200	21,200
Common Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		200,000		39,063
Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		4,500			4,500
David Rifkin | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		1,000	21,200
Lawrence Yelin | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		2,200
Jay Sheehy | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		1,000
Robert Schroeder | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		4,000
Robert Schroeder | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		2,000
Nicholas R. Toms | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		10,000
Nicholas R. Toms | Common Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		200,000
Nicholas R. Toms | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		2,500
Paul E. Ross | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		2,000
Ralph S. Hubregsen | Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)		1,000